Condensed Consolidated Balance Sheets	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 27,518,219	$ 3,935,053	¥ 10,284,108
Restricted cash	8,180,308	1,169,768	4,245,599
Accounts receivable, net	116,424,859	16,648,533	114,070,587
Prepaid expenses and other current assets, net	31,615,435	4,520,947	6,824,085
Total Current Assets	192,751,520	27,563,100	144,500,795
Deposit of long-term investments	8,175,000	1,169,009	12,475,000
Long-term investments in equity investee	7,500,000	1,072,486	2,500,000
Goodwill	24,279,693	3,471,950
Property and equipment, net	992,375	141,908	142,887
Intangible assets, net	35,024,359	5,008,417	1,539,437
Operating lease right of use assets	4,374,783	625,586	3,976,798
Restricted cash, noncurrent	10,000,000	1,429,981	5,000,000
Other non-current assets	41,004	5,863	624,653
Total Non-Current Assets	90,387,214	12,925,200	26,258,775
Total Assets	283,138,734	40,488,300	170,759,570
Current Liabilities
Short-term borrowings	35,501,705	5,076,676	21,800,000
Accounts payable	103,527,018	14,804,167	58,610,826
Insurance premium payable	14,890,616	2,129,330	42,789,314
Income tax payable	512,555	73,294	58,600
Operating lease liabilities, current	2,377,067	339,916	2,078,397
Accrued expenses and other liabilities	26,855,006	3,840,215	12,049,786
Payable for acquisition of a subsidiary	17,350,000	2,481,017
Convertible notes	846,291	121,018	1,709,343
Derivative liabilities	160,841	23,000	14,327
Warrant liabilities	3,419,626	489,000	1,892,623
Total Current Liabilities	223,102,869	31,903,286	144,131,260
Deferred tax liabilities	9,006,221	1,287,872
Operating lease liabilities, noncurrent	1,760,795	251,790	1,934,528
Total Non-current Liabilities	10,767,016	1,539,662	1,934,528
Total Liabilities	233,869,885	33,442,948	146,065,788
Commitments and contingencies
Shareholders’ Equity
Additional paid-in capital	219,794,514	31,430,198	219,416,239
Accumulated deficit	(198,191,329)	(28,340,983)	(193,860,843)
Accumulated other comprehensive loss	(1,742,501)	(249,166)	(884,741)
Total Zhibao Technology Inc. Shareholders’ Equity	19,883,848	2,843,352	24,693,782
Non-controlling interests	29,385,001	4,202,000
Total Shareholders’ Equity	49,268,849	7,045,352	24,693,782
Total Liabilities and Shareholders’ Equity	283,138,734	40,488,300	170,759,570
Class A Ordinary Shares
Shareholders’ Equity
Ordinary Shares	10,960	1,616	10,923
Class B Ordinary Shares
Shareholders’ Equity
Ordinary Shares	12,204	1,687	12,204
Related Parties
Current Assets
Due from related parties	9,012,699	1,288,799	9,076,416
Current Liabilities
Due to related parties	¥ 17,662,144	$ 2,525,653	¥ 3,128,044